FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 29, 2012
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

NOTE 5. FINANCIAL INSTRUMENTS

As of December 29, 2012, the aggregate U.S. dollar equivalent notional value of our outstanding commodity contracts and foreign exchange contracts was $5.5 million and $1.6 billion, respectively.

        We recognize all derivative instruments as either assets or liabilities at fair value in the Consolidated Balance Sheets. We designate commodity forward contracts on forecasted purchases of commodities and foreign exchange contracts on forecasted transactions as cash flow hedges and foreign exchange contracts on existing balance sheet items as fair value hedges.

        In April 2010, we entered into a contract to lock in the Treasury rate component of the interest rate on our $250 million debt issuance, which is discussed in Note 4, "Debt." On April 9, 2010, the contract settled at a loss of $.3 million, which is being amortized into interest expense over the term of the related debt.

        The following table provides the balances and locations of derivatives as of December 29, 2012:

	Asset		Liability
(In millions)	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Foreign exchange contracts	Other current assets	$10.0	Other accrued liabilities	$2.8
Commodity contracts			Other accrued liabilities	.9
			Long-term retirement benefits and other liabilities	.1

		$10.0		$3.8

        The following table provides the balances and locations of derivatives as of December 31, 2011:

	Asset		Liability
(In millions)	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Foreign exchange contracts	Other current assets	$6.5	Other accrued liabilities	$15.7
Commodity contracts			Long-term retirement benefits and other liabilities	2.9

		$6.5		$18.6

Fair Value Hedges

For derivative instruments that are designated and qualify as fair value hedges, the gain or loss on the derivative and the offsetting loss or gain on the hedged item attributable to the hedged risk are recognized in current earnings, resulting in no net material impact to income.

        The following table provides the components of the gain (loss) recognized in income related to fair value hedge contracts. The corresponding gains or losses on the underlying hedged items approximated the net gain (loss) on these fair value hedge contracts.

(In millions)	Location of Gain (Loss) in Income	2012	2011	2010

Foreign exchange contracts	Cost of products sold	$–	$.5	$(3.4)
Foreign exchange contracts	Marketing, general and administrative expense	17.8	(13.0)	40.2

		$17.8	$(12.5)	$36.8

Cash Flow Hedges

For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative is reported as a component of "Accumulated other comprehensive loss" and reclassified into earnings in the same period(s) during which the hedged transaction affects earnings. Gains and losses on the derivative representing either hedge ineffectiveness or hedge components excluded from the assessment of effectiveness are recognized in current earnings.

        Losses recognized in "Accumulated other comprehensive loss" (effective portion) on derivatives related to cash flow hedge contracts were as follows:

(In millions)	2012	2011	2010

Foreign exchange contracts	$(.9)	$.3	$(4.8)
Commodity contracts	(.9)	(3.3)	(4.0)
Interest rate contacts	–	–	(.3)

	$(1.8)	$(3.0)	$(9.1)

        Amounts reclassified from "Accumulated other comprehensive loss" (effective portion) on derivatives related to cash flow hedge contracts were as follows:

(In millions)	Location of Gain (Loss) in Income	2012	2011	2010

Foreign exchange contracts	Cost of products sold	$(2.5)	$.9	$(4.0)
Commodity contracts	Cost of products sold	(2.8)	(2.9)	(4.6)
Interest rate contracts	Interest expense	(4.4)	(4.2)	(4.8)

		$(9.7)	$(6.2)	$(13.4)

        The amount of gain or loss recognized in income related to the ineffective portion of, and the amount excluded from, effectiveness testing for cash flow hedges and derivatives not designated as hedging instruments was not significant in 2012, 2011, and 2010.

        As of December 29, 2012, we expect a net loss of approximately $1 million to be reclassified from "Accumulated other comprehensive loss" to earnings within the next 12 months. See Note 1, "Summary of Significant Accounting Policies," for more information.